Expense Example, No Redemption - Federated Hermes Municipal High Yield Advantage Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	B 1 Year	B 3 Years	B 5 Years	B 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	F 1 Year	F 3 Years	F 5 Years	F 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years
USD ($)	551	766	998	1,664	182	563	970	1,908	182	563	970	1,908	205	428	668	1,358	81	252	439	978